FMI Global Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Bermuda - 2.0%
Miscellaneous Commercial Services - 2.0%
Genpact Ltd.	4,800	$211,248

Britain - 22.5%
Beverages: Alcoholic - 2.2%
Diageo PLC	8,910	224,675
		$–
Beverages: Non-Alcoholic - 3.5%
Coca-Cola Europacific Partners PLC	3,940	365,317
		$–
Finance/Rental/Leasing - 3.3%
Ashtead Group PLC	5,325	341,470
		$–
Food: Specialty/Candy - 2.1%
Greggs PLC	8,400	221,500
		$–
Household/Personal Care - 3.4%
Unilever PLC	5,685	346,933
		$–
Internet Software/Services - 3.7%
Informa PLC	34,600	383,062
		$–
Trucks/Construction/Farm Machinery - 4.3%
Weir Group PLC	13,015	445,108
Total Britain		2,328,065

Curacao - 1.8%
Contract Drilling - 1.8%
Schlumberger NV	5,500	185,900

France - 10.5%
Aerospace & Defense - 1.7%
Safran SA	540	176,108
		$–
Miscellaneous Commercial Services - 2.3%
Edenred SE	7,725	239,943
		$–
Restaurants - 3.6%
Sodexo SA	6,100	375,435
		$–
Wholesale Distributors - 2.9%
Rexel SA	9,715	299,637
Total France		1,091,123

Germany - 3.0%
Medical/Nursing Services - 3.0%
Fresenius Medical Care AG	5,370	308,535

Ireland - 3.6%
Airlines - 3.6%
Ryanair Holdings PLC - ADR	6,495	374,567

Japan - 3.6%
Computer Processing Hardware - 3.6%
Sony Group Corp.	14,300	371,805

Luxembourg - 2.6%
Discount Stores - 2.6%
B&M European Value Retail SA	72,380	269,572

Netherlands - 2.8%
Medical Specialties - 2.8%
Koninklijke Philips NV	12,195	292,832

Switzerland - 3.1%
Pharmaceuticals: Major - 3.1%
Roche Holding AG	965	314,995

United States - 40.1%(a)
Building Products - 2.5%
Masco Corp.	4,005	257,762
		$–
Discount Stores - 1.3%
Dollar Tree, Inc. (b)	1,385	137,170
		$–
Food Distributors - 2.2%
Sysco Corp.	2,985	226,084
		$–
Industrial Machinery - 3.2%
Carrier Global Corp.	4,590	335,942
		$–
Internet Software/Services - 2.3%
Alphabet, Inc. - Class A	1,330	234,386
		$–
Investment Banks/Brokers - 5.1%
Charles Schwab Corp.	5,820	531,017
		$–
Managed Health Care - 2.2%
UnitedHealth Group, Inc.	720	224,618
		$–
Multi-Line Insurance - 2.6%
Progressive Corp.	1,025	273,532
		$–
Other Consumer Services - 4.5%
Booking Holdings, Inc.	80	463,139
		$–
Property/Casualty Insurance - 3.1%
Berkshire Hathaway, Inc. - Class B (b)	650	315,751
		$–
Pulp & Paper - 2.5%
Avery Dennison Corp.	1,500	263,205
		$–
Specialty Stores - 3.0%
CarMax, Inc. (b)	4,600	309,166
		$–
Wholesale Distributors - 5.6%
Ferguson Enterprises, Inc.	2,650	577,037
Total United States		4,148,809
TOTAL COMMON STOCKS (Cost $9,640,736)		9,897,451

SHORT-TERM INVESTMENTS - 4.5%		Value
Money Market Funds - 4.5%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	466,446	466,446
TOTAL SHORT-TERM INVESTMENTS (Cost $466,446)		466,446

TOTAL INVESTMENTS - 100.1% (Cost $10,107,182)		10,363,897
Liabilities in Excess of Other Assets - (0.1)%		(12,489)
TOTAL NET ASSETS - 100.0%		$10,351,408
Two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

FMI Global Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,285,841	$4,611,610	$–	$9,897,451
Money Market Funds	466,446	–	–	466,446
Total Investments	$5,752,287	$4,611,610	$–	$10,363,897

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period. See the Fund’s Valuation Policy in Note 2a to the financial statements.